                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-6447

                      (Investment Company Act File Number)

                     Federated Fixed Income Securities, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 9/30/05

               Date of Reporting Period: Fiscal year ended 9/30/05

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2005

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

	Year Ended September 30,					Period Ended
	2005 [2]	2004	2003	2002		9/30/2001	[3]
Net Asset Value, Beginning of Period	$10.10	$10.15	$10.10	$10.05		$10.00
Income From Investment Operations:
Net investment income	0.19	0.13	0.15	0.20	[4]	0.40
Net realized and unrealized gain (loss) on investments	(0.05)	(0.05)	0.05	0.05	[4]	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.08	0.20	0.25		0.45
Less Distributions:
Distributions from net investment income	(0.19)	(0.13)	(0.15)	(0.20)		(0.40)
Net Asset Value, End of Period	$10.05	$10.10	$10.15	$10.10		$10.05
Total Return [5]	1.42%	0.75%	1.97%	2.56%		4.31%

Ratios to Average Net Assets:
Net expenses	0.80%	0.80%	0.80%	0.78%		0.45	% [6]
Net investment income	1.86%	1.23%	1.39%	1.98	% [4]	3.47	% [6]
Expense waiver/reimbursement [7]	0.44%	0.44%	0.43%	0.48%		1.23	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$230,669	$341,469	$498,387	$327,396		$115,016
Portfolio turnover	55%	69%	49%	32%		13%

1 On September 26, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

4 Effective October 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2005	Ending Account Value 9/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,011.10	$4.03
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.06	$4.05

1 Expenses are equal to the Fund's annualized net expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 1.42% for Class A Shares. The total return of the Lehman Brothers 1-Year Municipal Bond Index (LB1MB), 1 the fund's benchmark index, was 1.16% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LB1MB.

The total return of the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA), 2 a performance benchmark for the fund, was 1.41% during the 12-month reporting period.

During the reporting period, the fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's price sensitivity to interest rates); (b) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) the credit quality and ratings of the portfolio securities. These were the most significant factors affecting the fund's performance relative to the LB1MB.

The following discussion will focus on the performance of the fund's Class A Shares. The 1.42% total return of the Class A Shares for the reporting period consisted of 1.92% of tax-exempt dividends and 0.50% of price depreciation in the value of shares. 3

1 LB1MB is a total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of at least Baa, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have maturities of one to two years, and have been issued after December 31, 1990. Indexes are unmanaged and investments cannot be made directly in an index.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. It is not possible to invest directly in an average.

3 Income may be subject to the federal alternative minimum tax, as well as state and local taxes.

MARKET OVERVIEW

During the reporting period, short-term interest rates rose over the majority of the period as the Federal Reserve Board (the "Fed") increased the federal funds target rate eight times from 1.75% to 3.75%. The two-year Treasury note yield rose from 2.60% to 4.17% and the two-year tax-exempt municipal bond yield rose from 1.82% to 2.97%. Because their yields moved upward less, short-term, tax-exempt municipal bonds outperformed Treasury notes on a tax-adjusted basis as their price fell less than the comparable Treasury notes, and the tax-exempt income provided higher tax-adjusted returns for those investors in the highest federal tax brackets. The tax-exempt municipal yield curve flattened significantly over the period with short-term interest rates rising much more than long-term interest rates (that is, while securities provided higher incremental income or yield as maturities became longer, the amount of the increase in incremental income was less or flattened). Intermediate and longer-term, tax-exempt municipal bonds outperformed short-term, tax-exempt municipal bonds in this environment.

The relatively low interest rate environment resulted in investors pursuing lower rated credits because of the additional yield they offer. As a result, certain revenue bond sectors out performed the LB1MB, such as hospitals, industrial development and pollution control projects. High-yield municipal debt (or non-investment grade bonds and unrated securities of comparable quality 4 ) provided strong total returns as investors were attracted to the significantly higher yield provided by these issues.

Credit spreads, or the yield difference between the "AAA" municipal bonds and bonds of lower credit quality and similar maturity, decreased during the reporting period. This decrease in credit spreads was the result of both improving economic activity and the demand for securities with higher yields.

4 Investment grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Non-investment grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

DURATION 5

Because the fund is an ultrashort tax-exempt municipal bond fund, the fund's typical dollar weighted average duration generally has ranged from 0.6 to 1.0 years. As determined at the end of the reporting period, the fund's dollar-weighted average duration during the reporting period was at 0.81 years. The duration of the LB1MB was 1.39 years for the reporting period.

Duration management is a significant component of the fund's investment strategy. In the first half of the reporting period, as the fixed income markets adjusted to increased expectations that the Fed would continue to raise short-term borrowing rates in 2005 and 2006, short-term interest rates moved sharply higher, and the fund's duration was generally kept in a tight range from 0.70 to 0.75 years. The shorter target range for the fund's duration during this period helped to mitigate the effect of rising interest rates on the net asset value of the fund, and positively contributed to the fund's performance relative to the LB1MB.

In the second half of the reporting period, beginning in April, 2005, as expectations for further short-term interest rate increases softened, and pressures for higher interest rates lessened, the fund's target duration range was increased to 0.75 to 0.85 years in order to seek to take advantage of attractive income opportunities available out on the yield curve (i.e., in longer maturity tax-exempt municipal bonds). This was achieved by, among other actions, decreasing the portfolio's allocation to variable rate demand notes and auction rate notes and buying select shorter maturity (1 to 5 years) tax-exempt municipal bonds and notes. This also benefited the fund's performance.

MATURITY

During the reporting period, the fund concentrated on seeking to take advantage of a positively sloped yield curve when available to add incremental tax-exempt income value while attempting to mitigate interest rate risk (price movement). A positively sloped yield curve provides higher incremental income or yield as maturities become longer.

With the Fed increasing short-term interest rates during the reporting period, short maturity (1-3 year) bond yields rose more than yields on short-intermediate maturity (4-6 years) bonds, but experienced less price impact due to their shorter duration.

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

To achieve the fund's ultrashort duration targets, the fund concentrated on buying tax-exempt municipal bonds maturing inside of five years, with many of the purchases being of tax-exempt municipal bonds with maturities of one to three years combined with a significant weighting in variable rate demand notes and auction rate note instruments. This decision helped the fund's performance because the fund did not experience the additional negative price impact of longer duration short-intermediate bonds. However, the fund did own a small percentage of bonds with maturities that were four years or longer which experienced greater negative price impact relative to the LB1MB.

Higher coupon municipal bonds (bonds with higher interest rate payments) also were emphasized over lower coupon municipal bonds (bonds with lower interest rate payments) to help provide protection against the negative effects of rising interest rates. These strategies generally benefited the fund's performance.

Large weightings to cash equivalents, such as variable rate demand notes and auction rate notes, which experienced no price impact, but provided incremental income return during the reporting period, also benefited the fund's income performance relative to the LB1MB.

SECTOR ALLOCATION

During the reporting period, as compared to the LB1MB, the fund allocated more of its portfolio to securities issued by hospitals, electric and gas utilities, industrial development projects, and resource recovery projects. The fund allocated less of the portfolio to insured bonds and general obligation bonds issued by state and local issuers than the LB1MB. These allocations had a positive impact on the fund's performance due to the higher yields and income returns available in the over weighted sectors and the greater price depreciation in the general obligation and insured sectors as short-term interest rates rose.

CREDIT QUALITY

The overall quality of the fund was maintained at "A+" quality during the reporting period. The fund's overweight, relative to the LB1MB in "BBB" rated (or comparable quality) debt benefited the fund's performance as credit spreads became tighter to a greater extent for "BBB"-rated (or comparable quality) debt than for other investment grade rated ("AAA", "AA", "A" or comparable quality) debt. The fund's small allocation to non-investment grade, tax-exempt municipal securities, which generally performed better than investment grade, tax-exempt municipal securities during the reporting period, also benefited the fund's performance versus the LB1MB (because these types of securities are not included in the LB1MB).

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Municipal Ultrashort Fund (Class A Shares) (the "Fund") from October 24, 2000 (start of performance) to September 30, 2005, compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MB) 2 and the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA). 2

Average Annual Total Returns [3] for the Period Ended 9/30/2005
1 Year	(0.65)%
Start of Performance (10/24/2000)	1.81%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 2.00%.

1 Represents a hypothetical investment of $10,000. Effective February 14, 2003, a maximum sales charge of 2.00% for newly purchased Class A Shares was implemented. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MB and the LTEMMFCA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LB1MB is not adjusted to reflect sales charge, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. LB1MB is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in the LB1MB or LTEMMFCA. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit-quality constraints) designed to enable money market funds to maintain a stable share price.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At September 30, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	2.6%	Aaa	9.4%
AA	29.3%	Aa	26.3%
A	21.0%	A	22.3%
BBB	19.5%	Baa	15.5%
BB	1.2%	Ba	0.2%
Not Rated by S&P	26.6%	Not Rated by Moody's	26.5%
Other Assets and Liabilities - Net [2]	(0.2)%	Other Assets and Liabilities - Net [2]	(0.2)%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 17.2% do not have long-term ratings by either of these NRSROs.

2 See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2005

Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--73.3%
		Alabama--2.4%
$1,855,000		Alabama State Public School & College Authority, Revenue Bonds (Series 2002-A), 5.00%, 2/1/2007	AA/Aa2		$1,904,343
4,135,000	[2]	Cullman, AL Medical Clinic Board, Revenue Bonds (Series 2005-A), 4.35% TOBs (Cullman Regional Medical Center, Inc.), Mandatory Tender 4/7/2006	NR		4,135,000
3,045,000		DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.75%, 6/1/2006	A+/A1		3,051,334
1,025,000		Dothan, AL, GO Warrants (Series 2002), 5.25%, 3/1/2006	NR		1,034,348
1,075,000		Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	NR		1,107,981
1,000,000		Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	BBB/Baa2		1,026,920
		TOTAL			12,259,926
		Alaska--0.8%
4,000,000		Valdez, AK Marine Terminal, (Series 1994B), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 6/1/2006	A-/A3		3,997,080
		Arizona--1.3%
790,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 4.00% (Blood Systems, Inc.), 4/1/2008	A-/NR		800,144
1,000,000		Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 3.55% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2007	BBB/NR		996,800
3,000,000	[2]	Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	BBB/NR		2,986,590
2,000,000	[2]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/NR		2,001,520
		TOTAL			6,785,054
		Arkansas--0.5%
1,725,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2006	BBB/NR		1,726,346
980,000		Little Rock, AR Health Facilities Board, Healthcare Refunding Revenue Bonds (Series 2003), 4.50% (Baptist Medical Center, AR), 9/1/2007	A+/NR		996,699
		TOTAL			2,723,045
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		California--1.4%
$4,000,000		California PCFA, Solid Waste Disposal Revenue Bonds, 2.85% TOBs (Republic Services, Inc.), Mandatory Tender 12/1/2005	BBB+/Baa2		$3,997,040
1,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2002A), 5.50%, 5/1/2007	BBB+/A2		1,036,960
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2007	BBB+/NR		1,025,660
500,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2008	BBB+/NR		517,830
750,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2010	BBB+/NR		787,590
		TOTAL			7,365,080
		Colorado--1.4%
500,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.30%, 9/1/2006	NR		495,820
400,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	A-/A1		398,908
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	A-/A3		1,492,320
300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2007	BBB/NR		305,511
400,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2008	BBB/NR		408,544
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2009	BBB/NR		512,000
2,000,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	A-/A1		1,997,400
880,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	A-/A1		877,597
500,000		Well Augmentation Subdistrict of Central Colorado Water Conservancy District, LT GO Bonds, 3.875%, 3/1/2007	NR		496,290
		TOTAL			6,984,390
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Connecticut--0.2%
$1,000,000		Connecticut Development Authority, PCRBs, 3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC INS), Mandatory Tender 10/1/2008	AAA/Aaa		$995,480
		Delaware--0.2%
560,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2006	BBB+/Baa1		566,541
460,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2007	BBB+/Baa1		472,135
		TOTAL			1,038,676
		District of Columbia--0.3%
1,365,000		District of Columbia, COPs, 5.00% (AMBAC INS), 1/1/2006	AAA/Aaa		1,371,989
		Florida--10.2%
1,000,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005B), 5.10% (Original Issue Yield: 5.117%), 5/1/2014	NR		993,640
600,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	NR		603,606
225,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	NR		227,007
17,100,000		Florida Educational Loan Marketing Corp., (Series D-2), 2.94% Auction Rate Securities	A/A2		17,100,000
1,445,000	[2]	Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006	NR/A3		1,432,819
860,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	NR		866,459
1,160,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	NR		1,169,141
750,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 4.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2006	A+/A2		756,540
450,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2007	A+/A2		465,120
1,145,000		Lee County, FL IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2006	BBB-/NR		1,162,656
2,325,000		Live Oak, FL Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	NR		2,342,461
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Florida--continued
$2,300,000		Live Oak, FL Community Development District No. 002, Special Assessment Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.028%), 11/1/2009	NR		$2,314,421
19,550,000		Orange County, FL, Health Facilities Authority, (Orlando Regional Healthcare System), (Series A), 2.89% Auction Rate Securities (Radian Asset Assurance INS)	AA/Aaa		19,550,000
470,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	NR		475,175
2,000,000		South Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005B-1), 5.125%, 11/1/2009	NR		2,015,520
550,000		Tern Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005), 5.00%, 5/1/2015	NR		553,223
135,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	NR		136,310
		TOTAL			52,164,098
		Georgia--2.9%
725,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2006	BBB+/NR		738,884
830,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2007	BBB+/NR		856,452
835,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2008	BBB+/NR		869,753
2,990,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/Aa3		2,995,621
7,500,000		East Point, GA, 3.50% TANs, 12/30/2005	NR		7,500,825
1,750,000		Georgia State, UT GO Bonds (Series 1999D), 5.80%, 11/1/2005	AAA/Aaa		1,754,567
		TOTAL			14,716,102
		Indiana--1.0%
1,500,000		Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	A-/Baa1		1,508,370
1,000,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 2.70% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2005	BBB/NR		1,000,000
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Indiana--continued
$845,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		$847,687
2,000,000		Lawrenceburg, IN Pollution Control Revenue Board, PCRBs (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	BBB/Baa2		1,984,400
		TOTAL			5,340,457
		Iowa--0.4%
385,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 3.25% (Ridgecrest Village), 11/15/2005	NR		384,804
130,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.00% (Ridgecrest Village), 11/15/2006	NR		129,610
660,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2007	NR		659,215
685,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008	NR		682,555
		TOTAL			1,856,184
		Kansas--0.7%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A3		3,071,760
350,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2006	A-/NR		355,933
250,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2007	A-/NR		257,943
		TOTAL			3,685,636
		Louisiana--1.8%
500,000		Calcasieu Parish, LA, IDB, Refunding PCRBs, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	A-/A3		506,230
900,000		Louisiana Public Facilities Authority, FHA INS Mortgage Revenue Bonds (Series 2004), 5.00% (Baton Rouge General Medical Center)/(MBIA Insurance Corp. INS), 1/1/2009	AAA/Aaa		939,987
1,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	A/A3		1,001,670
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008	A/A3		4,470,750
355,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 3.00% (Opelousas General Health System), 10/1/2005	BBB+/NR		354,989
535,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 3.50% (Opelousas General Health System), 10/1/2006	BBB+/NR		531,774
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Louisiana--continued
$800,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.00% (Opelousas General Health System), 10/1/2007	BBB+/NR		$796,200
830,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	BBB+/NR		832,075
		TOTAL			9,433,675
		Massachusetts--1.7%
7,095,000		Haverhill, MA, 4.00% BANs, 3/30/2006	NR		7,113,447
520,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2006	BBB/NR		525,231
430,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2007	BBB/NR		437,280
400,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	BBB/Baa1		413,044
		TOTAL			8,489,002
		Michigan--2.4%
2,000,000		Detroit, MI, Convention Facility Special Tax Revenue Refunding Bonds (Series 2003), 5.00% (Cobo Hall Project)/(MBIA Insurance Corp. INS), 9/30/2008	AAA/Aaa		2,103,660
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	BBB/NR		1,422,562
1,130,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2006	A-/A1		1,138,667
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2005	A/A2		1,001,650
1,975,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 3.00% (NSF International), 8/1/2008	A-/NR		1,944,565
1,000,000		Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2007	BBB/NR		998,780
3,500,000		Michigan State Strategic Fund, Solid Waste Refunding LO Revenue Bonds, 3.15% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2006	BBB/NR		3,495,905
		TOTAL			12,105,789
		Minnesota--0.6%
1,400,000		Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2005	A-/A2		1,403,276
1,210,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2003), 4.00% (HealthPartners Obligated Group), 12/1/2005	BBB+/Baa1		1,211,815
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Minnesota--continued
$200,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 4.00% (Gillette Children's Specialty Healthcare), 2/1/2006	NR		$200,464
200,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2007	NR		204,058
200,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2008	NR		206,074
		TOTAL			3,225,687
		Mississippi--0.3%
765,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 3.00% (Southwest Mississippi Regional Medical Center), 4/1/2006	BBB+/NR		760,838
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2004B-2 R-Floats), 3.50% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2006	AA/NR		995,980
		TOTAL			1,756,818
		Missouri--0.8%
1,000,000		Missouri State HEFA, RANs (Series 2005A), 4.25% Central Methodist College), 4/25/2006	SP-1		1,004,340
1,000,000		Missouri State HEFA, RANs (Series 2005B), 4.75% (Evangel University), 4/25/2006	NR		1,004,300
2,260,000	[2]	Missouri State HEFA, RANs (Series 2005E), 4.75% (Rockhurst University), 4/25/2006	SP-2		2,269,718
		TOTAL			4,278,358
		Nebraska--0.6%
1,255,000		Douglas County, NE, Variable Rate Demand IDRB (Series 1986), 4.00% TOBs (Omaha Landmark Lodging LP Project)/(First National Bank of Omaha LOC), Mandatory Tender 12/1/2005	BBB/Baa1		1,254,849
1,935,000		Douglas County, NE, Variable Rate Demand IDRB, 4.00% TOBs (3001 Chicago LP Project)/(First National Bank of Omaha LOC), Mandatory Tender 12/1/2005	BBB/Baa1		1,934,768
		TOTAL			3,189,617
		Nevada--2.3%
2,345,000		Clark County, NV Improvement District, LO Improvement Bonds, 4.00% (Special Improvement District No. 142 (Mountain's Edge)), 8/1/2007	NR		2,345,141
735,000		Clark County, NV Improvement District, Special Assessment Revenue Bonds (Series 2005), 4.20% (Special Improvement District No. 151 (Summerlin-Mesa)), 8/1/2011	NR		734,397
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Nevada--continued
$465,000		Clark County, NV Improvement District, Special Assessment Revenue Bonds, 3.95% (Special Improvement District No. 151 (Summerlin-Mesa)), 8/1/2009	NR		$464,651
1,500,000	[2]	Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2007	BBB/NR		1,488,240
1,515,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (The Falls at Lake Las Vegas), 3/1/2011	NR		1,518,848
1,485,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (The Falls at Lake Las Vegas), 3/1/2009	NR		1,504,290
285,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.60% (Madeira Canyon), 9/1/2007	NR		284,706
100,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.20% (Madeira Canyon), 9/1/2006	NR		99,967
805,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.80% (Madeira Canyon), 9/1/2008	NR		803,261
770,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon), 9/1/2010	NR		767,775
1,695,000		Las Vegas, NV Special Improvement District No. 607, Local Improvement Special Assessment Bonds (Series 2004), 4.00%, 6/1/2007	NR		1,699,390
		TOTAL			11,710,666
		New Jersey--4.6%
4,335,000		Asbury Park, NJ, 3.625% TANs, 10/27/2005	NR		4,336,994
3,600,000		Asbury Park, NJ, 4.50% BANs, 9/7/2006	NR		3,643,560
1,000,000		Bayonne, NJ Redevelopment Agency, Project Notes (Series 2005A), 5.00%, 4/13/2007	NR		1,011,210
4,000,000		Bayonne, NJ, 4.50% BANs, 6/29/2006	NR		4,025,200
3,000,000		Bayonne, NJ, 5.00% TANs, 11/15/2005	NR		3,003,990
1,000,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2007	BBB/Baa2		1,025,870
275,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.00% (Winchester Gardens at Ward Homestead), 11/1/2006	BBB-		272,583
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.25% (Winchester Gardens at Ward Homestead)/ (Original Issue Yield: 3.35%), 11/1/2007	BBB-		693,184
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		New Jersey--continued
$1,742,000		Weehawken Township, NJ, 4.00% BANs, 4/13/2006	NR		$1,744,021
3,550,000		Weehawken Township, NJ, 4.50% BANs, 9/13/2006	NR		3,585,429
		TOTAL			23,342,041
		New Mexico--2.1%
3,000,000		Farmington, NM, PCRBs (Series 2003B), 2.10% TOBs (Public Service Co., NM), Mandatory Tender 4/1/2006	BBB/Baa2		2,974,170
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS) 8/1/2012	AAA/Aaa		2,016,200
500,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	A+/NR		497,955
5,000,000		Sandoval County, NM, Incentive Payment Revenue Bonds (Series 2004), 4.25% (Intel Corp.), 12/1/2006	SP-1+		5,078,900
		TOTAL			10,567,225
		New York--4.7%
2,175,000		Dutchess County, NY IDA, Revenue Bonds, 3.20% (Marist College), 7/1/2007	NR/Baa1		2,174,739
5,030,000		Elmira City, NY, 3.50% BANs, 11/29/2005	NR		5,035,927
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series E), 5.00%, 8/1/2006	A+/A1		1,018,420
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series G), 5.00%, 8/1/2007	A+/A1		1,036,830
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2010	A+/A1		1,068,450
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2011	A+/A1		1,073,710
4,145,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series 2003C-1), 5.00% (New York State), 2/15/2006	AA-/A1		4,176,543
900,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 3.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2006	A+/Aa3		900,279
570,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2006	NR/A3		576,521
1,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	BB/Ba1		1,017,920
869,922		Schenectady, NY, Bond Anticipation Renewal Notes (Series 2005), 5.25% BANs, 5/26/2006	NR		868,243
5,000,000		Spencer-Van Etten, NY Central School District, 4.25% BANs, 6/15/2006	NR		5,045,350
		TOTAL			23,992,932
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		North Carolina--0.2%
$1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 3.80% (Cypress Glen), 10/1/2007	NR		$993,530
		Ohio--3.5%
2,300,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008	AA-/NR		2,300,736
5,425,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/ (Sky Bank LOC), Mandatory Tender 4/1/2008	NR/A3		5,414,096
1,000,000		Nelsonville, OH, 2.87% BANs, 3/2/2006	NR		998,670
1,400,000		Ohio State Air Quality Development Authority, PCRB, 3.50% TOBs (Pennsylvania Power Co.), Optional Tender 1/1/2006	BB+/Baa2		1,399,174
4,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2005	BB+/Baa2		4,001,480
3,750,000		Ohio Water Development Authority, Refunding PCRBs (Series 1999-A), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2006	BBB/Baa1		3,745,875
		TOTAL			17,860,031
		Oklahoma--0.3%
605,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2006	BBB+/NR		612,853
870,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2007	BBB+/NR		894,351
		TOTAL			1,507,204
		Oregon--3.1%
1,000,000	[2]	Gilliam County, OR Solid Waste Disposal, Solid Waste Disposal Revenue Bonds, 3.625% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2006	BBB/NR		1,000,720
15,050,000		Medford, OR Hospital Facilities Authority, (Rogue Valley Manor), SAVRs (Series 2002), 2.80% (Radian Asset Assurance INS)	AA/Aa3		15,050,000
		TOTAL			16,050,720
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--3.9%
$300,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2006	A-/NR		$301,263
330,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.50% (Dunwoody Village, Inc.), 4/1/2007	A-/NR		335,517
1,500,000		Erie, PA Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2007	AA-/A1		1,474,995
780,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 2.55% (Mercyhurst College), 3/15/2006	BBB/NR		776,513
800,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 2.875% (Mercyhurst College), 3/15/2007	BBB/NR		791,848
185,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 2.55% (Mercyhurst College), 3/15/2006	BBB/NR		184,173
200,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 2.875% (Mercyhurst College), 3/15/2007	BBB/NR		197,962
1,750,000		Pennsylvania State Higher Education Facilities Authority, (Series I-2), 3.00% TOBs (Mercyhurst College)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2006	A/A1		1,741,338
2,000,000		Pennsylvania State Higher Education Facilities Authority, Pennsylvania Financing Program Revenue Bonds (Series M), 4.00% TOBs (Cedar Crest College)/(Citizens Bank of Pennsylvania LOC), Mandatory Tender 5/1/2006	AA-/Aa2		2,008,140
2,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004M-2), 3.50% TOBs (Valley Forge Military Academy Foundation)/(Fulton Bank LOC), Mandatory Tender 11/1/2008	NR/A1		2,481,025
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2005A), 4.00% (University of Pennsylvania Health System), 8/15/2006	A/A3		1,006,990
6,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), 1.70% TOBs (Washington & Jefferson College)/(National City Bank, Pennsylvania LOC), Mandatory Tender 11/1/2005	A+/Aa3		6,241,437
1,750,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.00% TOBs (York College of Pennsylvania)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2005	A+/Aa3		1,751,540
755,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.75% (Monongahela Valley Hospital), 6/1/2006	NR/A3		762,029
		TOTAL			20,054,770
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		South Carolina--1.3%
$4,750,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2		$4,794,935
1,100,000		South Carolina State Public Service Authority, Revenue Bonds (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2		1,126,598
820,000		South Carolina, EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.50% (Palmetto Health Alliance), 8/1/2006	BBB+/Baa1		825,871
		TOTAL			6,747,404
		Tennessee--1.0%
2,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	BBB/Baa2		2,006,780
1,000,000		Shelby County, TN Health Education & Housing Facilities Board, Revenue Bonds (Series 2004A R-Floats), 5.00% (Baptist Memorial Healthcare), 9/1/2007	AA/NR		1,028,480
2,000,000		Shelby County, TN Health Education & Housing Facilities Board, Revenue Bonds (Series 2004A R-Floats), 5.00% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2008	AA/NR		2,088,280
		TOTAL			5,123,540
		Texas--6.0%
1,445,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB-/Baa2		1,459,118
1,015,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional Health System), 9/1/2008	NR		1,017,273
1,020,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	NR		1,037,819
1,000,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,000,050
1,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	A-/A3		1,007,550
1,000,000		Harris County, TX HFDC, Hospital Revenue Bonds (Series 2004A), 5.00% (Memorial Hermann Healthcare System), 12/1/2008	A/A2		1,043,760
1,000,000		Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3)/(U.S. Treasury PRF 11/1/2006 @100), Mandatory Tender 11/1/2006	AA		1,012,820
3,000,000		Matagorda County, TX Navigation District No. 1, Refunding PCR Bonds (Series 2001A), 4.55% TOBs (AEP Texas Central Co.), Mandatory Tender 11/1/2006	BBB/Baa2		3,048,930
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,000,000		Tarrant County, TX Housing Finance Corp., MFH Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 4/1/2007	NR		$951,950
17,000,000		Texas State, (Series 2005), 4.50% TRANs, 8/31/2006	MIG1/SP-1+		17,229,330
1,500,000		Trinity River Authority, TX, PCR Refunding Bonds (Series 2001 A), 5.00% TOBs (TXU Energy), Mandatory Tender 11/1/2006	BBB-/Baa2		1,527,990
600,000		Tyler, TX HFDC, Hospital Revenue Bonds, 4.50% (Mother Frances Hospital), 7/1/2006	NR/Baa1		605,436
		TOTAL			30,942,026
		Utah--0.6%
3,300,000		Box Elder County, UT, PCRB (Series 1984), 3.30% TOBs (Nucor Corp.), Optional Tender 10/1/2006	A+/A1		3,300,000
		Virginia--1.0%
2,000,000		Charles County, VA IDA, Solid Waste Disposal Refunding Revenue Bonds, 4.875% (Waste Management, Inc.), 2/1/2009	BBB/NR		2,054,860
1,000,000		Chesterfield County, VA IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3		1,007,800
1,000,000		Halifax, VA IDA, Hospital Refunding Revenue Bonds, 4.00% (Halifax Regional Hospital, Inc.), 9/1/2007	A/NR		1,011,130
1,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	BBB+/Baa1		995,190
		TOTAL			5,068,980
		Washington--5.6%
28,800,000		Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), SAVRs (Series 2000), (Radian Asset Assurance INS)	AA		28,800,000
		Wisconsin--0.5%
2,000,000		Pleasant Prairie, WI Water & Sewer System, BANs, 4.00% (U.S. Treasury PRF 10/1/2006 @100), 10/1/2007	A3		2,021,300
615,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 5.00% (Wheaton Franciscan Services), 8/15/2007	A/A2		633,702
		TOTAL			2,655,002
		Wyoming--0.7%
3,350,000		Albany County, WY, PCRB (Series 1985), 3.25% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2005	BBB/Baa3		3,346,047
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $376,404,039)			375,824,261
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--26.9%
		Alabama--3.5%
$1,600,000		Columbia, AL IDB, PCR (Series 1999C) Daily VRDNs (Alabama Power Co.)	A-1/VMIG1		$1,600,000
1,720,000		Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Hickory Hills Leasing LLC)/(Wachovia Bank N.A. LOC)	NR		1,720,000
3,500,000		Gulf Shores, AL Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B) Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	NR		3,500,000
8,000,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D) Weekly VRDNs (Carlton Cove, Inc.)/ (BNP Paribas SA LOC)	A-1+/NR		8,000,000
1,000,000		Shelby County, AL EDA Weekly VRDNs (M.D. Henry Co., Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC)	NR		1,000,000
2,250,000		Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC)	NR		2,250,000
		TOTAL			18,070,000
		Alaska--0.1%
500,000		Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	A-1+/VMIG1		500,000
		California--0.8%
100,000		Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs (Dexia Credit Local LIQ)	A-1+/VMIG1		100,000
3,825,000		Stockton, CA, (Series 2003) Weekly VRDNs (United Christian Schools, Inc.)/(Pacific Capital Bank, N.A. LOC)	NR/VMIG2		3,825,000
		TOTAL			3,925,000
		Florida--0.9%
4,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD)	A-2/P-2		4,500,000
		Georgia--1.3%
1,130,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	NR/VMIG1		1,130,000
5,715,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs)	A-1+/P-1		5,715,000
		TOTAL			6,845,000
		Illinois--0.8%
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse, Zurich LOC)	A-1/NR		4,000,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Indiana--2.9%
$6,700,000		Indiana Health Facility Financing Authority, (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/(J.P. Morgan Chase Bank, N.A. LIQ)	A-1+/VMIG1		$6,700,000
8,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.)	A-2/VMIG2		8,000,000
		TOTAL			14,700,000
		Maryland--1.6%
3,015,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(LaSalle Bank, N.A. LOC)	A-1/NR		3,015,000
5,100,000		Washington County, MD EDRB, (Series 1986A) Weekly VRDNs (Radioshack Corp.)	NR		5,100,000
		TOTAL			8,115,000
		Massachusetts--1.6%
7,300,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ)	A-1+/VMIG1		7,300,000
1,000,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 Daily VRDNs (State Street Bank and Trust Co. LIQ)	A-1+/NR		1,000,000
		TOTAL			8,300,000
		Michigan--1.0%
1,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 1998-11) Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	NR/VMIG1		1,000,000
3,900,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC)	A-1/NR		3,900,000
		TOTAL			4,900,000
		Minnesota--0.6%
3,250,000		Sherburn, MN PCRB, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.)	A-2/VMIG2		3,250,000
		Missouri--0.2%
1,230,000		Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC)	NR		1,230,000
		Multi State--0.2%
954,000	[2]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	NR/VMIG1		954,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		New York--1.5%
$3,400,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Bank of New York LOCs)	A-1+/VMIG1		$3,400,000
4,030,000		New York State Urban Development Corp., (Series 2004A-3-C) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(CDC IXIS Financial Guaranty N.A. INS)/ (Dexia Credit Local LIQ)	A-1+/NR		4,030,000
		TOTAL			7,430,000
		North Carolina--0.4%
2,100,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)	A-1+/NR		2,100,000
		Ohio--2.5%
1,360,000		Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Sky Bank LOC)	NR		1,360,000
3,500,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(National City Bank, Ohio LOC)	NR		3,500,000
6,385,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC)	NR/VMIG1		6,385,000
1,705,000		Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/(National City Bank, Ohio LOC)	NR		1,705,000
		TOTAL			12,950,000
		Oklahoma--0.2%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.)	A-2/VMIG1		1,000,000
		South Carolina--0.6%
3,300,000		South Carolina, EDA, EDRB Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC)	NR		3,300,000
		Tennessee--3.1%
2,490,000		Sevier County, TN Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1		2,490,000
3,080,000		Sevier County, TN Public Building Authority, (Series IV-E-1) Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1		3,080,000
2,375,000		Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1		2,375,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Tennessee--continued
$3,910,000		Sevier County, TN Public Building Authority, (Series IV-E-3) Daily VRDNs (Union City, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1		$3,910,000
4,230,000		Sevier County, TN Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1		4,230,000
		TOTAL			16,085,000
		Wisconsin--3.1%
16,000,000		Sheboygan, WI, PCRB (Series 1991 A) Daily VRDNs (Wisconsin Power & Light Co.)	A-2/VMIG1		16,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $138,154,000)			138,154,000
		TOTAL MUNICIPAL INVESTMENTS--100.2% (IDENTIFIED COST $514,558,039) [3]			513,978,261
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%			(837,496)
		TOTAL NET ASSETS--100%			$513,140,765

Securities that are subject to the federal alternative minimum tax (AMT) represent 17.9% of the portfolio as calculated based upon total portfolio market value. (percentage is unaudited)

1 Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2005, these securities amounted to $17,268,607 which represents 3.4% of total net assets.

3 The cost of investments for federal tax purposes amounts to $514,596,840.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
MFH	--Multifamily Housing
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
SA	--Support Agreement
SAVR(s)	--Select Auction Variable Rates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2005

Assets:
Total investments in securities, at value (identified cost $514,558,039)		$513,978,261
Cash		40,099
Income receivable		4,266,223
Receivable for investments sold		415,000
Receivable for shares sold		330,710
TOTAL ASSETS		519,030,293
Liabilities:
Payable for investments purchased	$2,420,789
Payable for shares redeemed	2,813,660
Income distribution payable	484,075
Payable for distribution services fee (Note 5)	39,586
Payable for shareholder services fee (Note 5)	49,127
Accrued expenses	82,291
TOTAL LIABILITIES		5,889,528
Net assets for 51,066,004 shares outstanding		513,140,765
Net Assets Consist of:
Paid-in capital		515,892,174
Net unrealized depreciation of investments		(579,778)
Accumulated net realized loss on investments		(2,171,752)
Undistributed net investment income		121
TOTAL NET ASSETS		$513,140,765
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$282,471,663 ÷ 28,111,820 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share		$10.05
Redemption proceeds per share		$10.05
Class A Shares:
$230,669,102 ÷ 22,954,184 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share (100/98.00 of $10.05) [1]		$10.26
Redemption proceeds per share		$10.05

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2005

Investment Income:
Interest			$17,624,009
Expenses:
Investment adviser fee (Note 5)		$3,964,362
Administrative personnel and services fee (Note 5)		529,893
Custodian fees		26,741
Transfer and dividend disbursing agent fees and expenses		79,286
Directors'/Trustees' fees		8,334
Auditing fees		23,308
Legal fees		4,190
Portfolio accounting fees		144,904
Distribution services fee--Class A Shares (Note 5)		727,129
Shareholder services fee--Class A Shares (Note 5)		725,280
Share registration costs		49,441
Printing and postage		23,466
Insurance premiums		15,766
Taxes		62,862
Miscellaneous		9,974
TOTAL EXPENSES		6,394,936
Waivers (Note 5):
Waiver of investment adviser fee	$(2,571,188)
Waiver of administrative personnel and services fee	(26,419)
Waiver of distribution services fee--Class A Shares	(144,220)
TOTAL WAIVERS		(2,741,827)
Net expenses			3,653,109
Net investment income			13,970,900
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(795,003)
Net change in unrealized appreciation of investments			(2,255,982)
Net realized and unrealized loss on investments			(3,050,985)
Change in net assets resulting from operations			$10,919,915

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,970,900	$13,825,478
Net realized loss on investments	(795,003)	(863,254)
Net change in unrealized appreciation/depreciation of investments	(2,255,982)	(2,956,142)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,919,915	10,006,082
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,532,279)	(8,234,405)
Class A Shares	(5,438,121)	(5,589,990)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,970,400)	(13,824,395)
Share Transactions:
Proceeds from sale of shares	366,179,233	848,277,048
Net asset value of shares issued to shareholders in payment of distributions declared	7,214,981	7,030,460
Cost of shares redeemed	(667,082,678)	(1,035,235,164)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(293,688,464)	(179,927,656)
Change in net assets	(296,738,949)	(183,745,969)
Net Assets:
Beginning of period	809,879,714	993,625,683
End of period (including undistributed net investment income of $121 and $494, respectively)	$513,140,765	$809,879,714

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2005

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Cullman, AL Medical Clinic Board, Revenue Bonds (Series 2005-A), 4.35% TOBs (Cullman Regional Medical Center, Inc.), Mandatory Tender 4/7/2006	4/11/2005-4/20/2005	$4,135,675
Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2007	9/23/2004	$1,500,000
Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006	2/27/2004	$1,445,000
Gilliam County, OR Solid Waste Disposal, Solid Waste Disposal Revenue Bonds, 3.625% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2006	4/28/2005	$1,000,000
Missouri State HEFA, RANs (Series 2005E), 4.75% (Rockhurst University), 4/25/2006	4/28/2005	$2,280,905
Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	2/26/2003	$2,000,000
Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2005		2004
Institutional Shares:	Shares [1]	Amount	Shares [1]	Amount
Shares sold	16,936,816	$170,643,029	43,220,354	$437,163,498
Shares issued to shareholders in payment of distributions declared	281,545	2,832,025	285,725	2,889,451
Shares redeemed	(35,514,962)	(357,652,587)	(45,973,993)	(464,983,703)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(18,296,601)	$(184,177,533)	(2,467,914)	$(24,930,754)

Year Ended September 30	2005		2004
Class A Shares:	Shares [1]	Amount	Shares [1]	Amount
Shares sold	19,428,413	$195,536,204	40,643,701	$411,113,550
Shares issued to shareholders in payment of distributions declared	435,793	4,382,956	409,491	4,141,009
Shares redeemed	(30,740,110)	(309,430,091)	(56,411,014)	(570,251,461)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(10,875,904)	$(109,510,931)	(15,357,822)	$(154,996,902)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(29,172,505)	$(293,688,464)	(17,825,736)	$(179,927,656)

1 Shares purchased/redeemed prior to September 26, 2005 have been adjusted to reflect a 1-for-5 share split.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended September 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss
$(873)	$873

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2005 and 2004, was as follows:

	2005	2004
Tax-exempt income	$13,970,400	$13,824,395

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$484,196
Net unrealized depreciation	$618,579
Capital loss carryforward	$1,298,486

At September 30, 2005, the cost of investments for federal tax purposes was $514,596,840. The net unrealized depreciation of investments for federal tax purposes was $618,579. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $337,104 and net unrealized depreciation from investments for those securities having an excess of cost over value of $955,683.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities and the deferral of losses on wash sales.

At September 30, 2005, the Fund had a capital loss carryforward of $1,298,486 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$353,600
2012	$ 59,924
2013	$884,421

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2005, for federal income tax purposes, post October losses of $834,465 were deferred to October 1, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2005, the Adviser voluntarily waived $2,571,188 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2005, FSC voluntarily waived $144,220 of its fee. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended September 30, 2005, FSC retained $302,046 of fees paid by the Fund.

Sales Charges

For the year ended September 30, 2005, FSC, retained $38 in sales charges from the sale of Class A Shares. FSC also retained $4,627 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended September 30, 2005, FSSC retained $2,640 of fees paid by the Fund. For the year ended September 30, 2005, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended September 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $383,141,727 and $692,576,880, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2005, were as follows:

Purchases	$224,682,460
Sales	$409,119,699

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At September 30, 2005, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal alternative minimum tax.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Directors, upon the recommendation of the Audit Committee, appointed Ernst &Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T), declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended September 30, 2003 and September 30, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 2003 and September 30, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ended September 30, 2005. During the Fund's fiscal years ended September 30, 2003 and September 30, 2004, and the interim period commencing October 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND SHAREHOLDERS OF FEDERATED MUNICIPAL ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities of Federated Municipal Ultrashort Fund (the "Fund"), one of the portfolios constituting Federated Fixed Income Securities, Inc., including the portfolio of investments, as of September 30, 2005, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 2004 and the financial highlights for each of the four years in the period then ended were audited by another independent registered public accounting firm whose report, dated November 19, 2004, expressed an unqualified opinion on those statements and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Ultrashort Fund, a portfolio of Federated Fixed Income Securities, Inc., at September 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
November 11, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1991	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1991	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. He is Vice President of the Corporation. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P866

29303 (11/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2005

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

	Year Ended September 30,					Period Ended
	2005 [2]	2004	2003	2002		9/30/2001	[3]
Net Asset Value, Beginning of Period	$10.10	$10.15	$10.10	$10.05		$10.00
Income From Investment Operations:
Net investment income	0.24	0.17	0.19	0.25	[4]	0.41
Net realized and unrealized gain (loss) on investments	(0.05)	(0.05)	0.05	0.05	[4]	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.19	0.12	0.24	0.30		0.46
Less Distributions:
Distributions from net investment income	(0.24)	(0.17)	(0.19)	(0.25)		(0.41)
Net Asset Value, End of Period	$10.05	$10.10	$10.15	$10.10		$10.05
Total Return [5]	1.88%	1.20%	2.43%	2.99%		4.65%

Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%		0.10	% [6]
Net investment income	2.31%	1.69%	1.87%	2.39	% [4]	3.70	% [6]
Expense waiver/reimbursement [7]	0.39%	0.39%	0.38%	0.41%		1.08	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$282,472	$468,411	$495,239	$323,260		$83,180
Portfolio turnover	55%	69%	49%	32%		13%

1 On September 26, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

4 Effective October 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2005	Ending Account Value 9/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,013.30	$1.77
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.31	$1.78

1 Expenses are equal to the Fund's annualized net expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 1.88% for Institutional Shares (IS) and 1.42% for Class A Shares. The total return of the Lehman Brothers 1-Year Municipal Bond Index (LB1MB), 1 the fund's benchmark index, was 1.16% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LB1MB.

The total return of the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA), 2 a performance benchmark for the fund, was 1.41% during the 12-month reporting period.

During the reporting period, the fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's price sensitivity to interest rates); (b) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) the credit quality and ratings of the portfolio securities. These were the most significant factors affecting the fund's performance relative to the LB1MB.

The following discussion will focus on the performance of the fund's Institutional Shares. The 1.88% total return of the Institutional Shares for the reporting period consisted of 2.38% of tax-exempt dividends and 0.50% of price depreciation in the value of shares. 3

1 LB1MB is a total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of at least Baa, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have maturities of one to two years, and have been issued after December 31, 1990. Indexes are unmanaged and investments cannot be made directly in an index.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. It is not possible to invest directly in an average.

3 Income may be subject to the federal alternative minimum tax, as well as state and local taxes.

MARKET OVERVIEW

During the reporting period, short-term interest rates rose over the majority of the period as the Federal Reserve Board (the "Fed") increased the Federal Funds Target Rate eight times from 1.75% to 3.75%. The two-year Treasury note yield rose from 2.60% to 4.17% and the two-year, tax-exempt municipal bond yield rose from 1.82% to 2.97%. Because their yields moved upward less, short-term tax-exempt municipal bonds outperformed Treasury notes on a tax-adjusted basis as their price fell less than the comparable Treasury notes, and the tax-exempt income provided higher tax-adjusted returns for those investors in the highest federal tax brackets. The tax-exempt municipal yield curve flattened significantly over the period with short-term interest rates rising much more than long-term interest rates (that is, while securities provided higher incremental income or yield as maturities became longer, the amount of the increase in incremental income was less or flattened). Intermediate and longer-term, tax-exempt municipal bonds outperformed short-term, tax-exempt municipal bonds in this environment.

The relatively low interest rate environment resulted in investors pursuing lower rated credits because of the additional yield they offer. As a result, certain revenue bond sectors outperformed the LB1MB, such as hospitals, industrial development and pollution control projects. High-yield municipal debt (or non-investment grade bonds or unrated securities of comparable quality 4 ) provided strong total returns as investors were attracted to the significantly higher yield provided by these issues.

Credit spreads, or the yield difference between the "AAA" municipal bonds and bonds of lower credit quality and similar maturity, decreased during the reporting period. This decrease in credit spreads was the result of both improving economic activity and the demand for securities with higher yields.

DURATION 5

Because the fund is an ultrashort tax-exempt municipal bond fund, the fund's typical dollar-weighted average duration generally has ranged from 0.6 to 1.0 years. As determined at the end of the reporting period, the fund's dollar-weighted average duration during the reporting period was at 0.81 years. The duration of the LB1MB was 1.39 years for the reporting period.

4 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Non-investment grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

Duration management is a significant component of the fund's investment strategy. In the first half of the reporting period, as the fixed-income markets adjusted to increased expectations that the Fed would continue to raise short-term borrowing rates in 2005 and 2006, short-term interest rates moved sharply higher, and the fund's duration was generally kept in a tight range from 0.70 to 0.75 years. The shorter target range for the fund's duration during this period helped to mitigate the effect of rising interest rates on the net asset value of the fund, and positively contributed to the fund's performance relative to the LB1MB.

In the second half of the reporting period, beginning in April 2005, as expectations for further short-term interest rate increases softened, and pressures for higher interest rates lessened, the fund's target duration range was increased to 0.75 to 0.85 years in order to seek to take advantage of attractive income opportunities available out on the yield curve (i.e., in longer maturity tax-exempt municipal bonds). This was achieved by, among other actions, decreasing the portfolio's allocation to variable rate demand notes and auction rate notes and buying select shorter maturity (1 to 5 years) tax-exempt municipal bonds and notes. This also benefited the fund's performance.

MATURITY

During the reporting period, the fund concentrated on seeking to take advantage of a positively sloped yield curve when available to add incremental tax-exempt income value while attempting to mitigate interest rate risk (price movement). A positively sloped yield curve provides higher incremental income or yield as maturities become longer.

With the Fed increasing short-term interest rates during the reporting period, short maturity (1-3 year) bond yields rose more than yields on short-intermediate maturity (4-6 years) bonds, but experienced less price impact due to their shorter duration.

To achieve the fund's ultrashort duration targets, the fund concentrated on buying tax-exempt municipal bonds maturing inside of five years, with many of the purchases being of tax-exempt municipal bonds with maturities of one to three years combined with a significant weighting in variable rate demand notes and auction rate note instruments. This decision helped the fund's performance because the fund did not experience the additional negative price impact of longer duration short-intermediate bonds. However, the fund did own a small percentage of bonds with maturities that were four years or longer which experienced greater negative price impact relative to the LB1MB.

Higher coupon municipal bonds (bonds with higher interest rate payments) also were emphasized over lower coupon municipal bonds (bonds with lower interest rate payments) to help provide protection against the negative effects of rising interest rates. These strategies generally benefited the fund's performance.

Large weightings to cash equivalents, such as variable rate demand notes and auction rate notes, which experienced no price impact, but provided incremental income return during the reporting period, also benefited the fund's income performance relative to the LB1MB.

SECTOR ALLOCATION

During the reporting period, as compared to the LB1MB, the fund allocated more of its portfolio to securities issued by hospitals, electric and gas utilities, industrial development projects, and resource recovery projects. The fund allocated less of the portfolio to insured bonds and general obligation bonds issued by state and local issuers than the LB1MB. These allocations had a positive impact on the fund's performance due to the higher yields and income returns available in the over weighted sectors and the greater price depreciation in the general obligation and insured sectors as short-term interest rates rose.

CREDIT QUALITY

The overall quality of the fund was maintained at "A+" quality during the reporting period. The fund's overweight, relative to the LB1MB in "BBB" rated (or comparable quality) debt benefited the fund's performance as credit spreads became tighter to a greater extent for "BBB"-rated (or comparable quality) debt than for other investment grade rated ("AAA", "AA", "A" or comparable quality) debt. The fund's small allocation to non-investment grade, tax-exempt municipal securities, which generally performed better than investment grade, tax-exempt municipal securities during the reporting period, also benefited the fund's performance versus the LB1MB (because these types of securities are not included in the LB1MB).

GROWTH OF A $250,000 INVESTMENT

The graph below illustrates the hypothetical investment of $250,000 1 in Federated Municipal Ultrashort Fund (Institutional Shares) (the "Fund") from October 24, 2000 (start of performance) to September 30, 2005, compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MB) 2 and the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA). 2

Average Annual Total Returns for the Period Ended 9/30/2005
1 Year	1.88%
Start of Performance (10/24/2000)	2.66%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $250,000. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MB and the LTEMMFCA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LB1MB is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The LB1MB is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in the LB1MB or LTEMMFCA. The Fund is not a money market fund and not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At September 30, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	2.6%	Aaa	9.4%
AA	29.3%	Aa	26.3%
A	21.0%	A	22.3%
BBB	19.5%	Baa	15.5%
BB	1.2%	Ba	0.2%
Not Rated by S&P	26.6%	Not Rated by Moody's	26.5%
Other Assets and Liabilities - Net [2]	(0.2)%	Other Assets and Liabilities - Net [2]	(0.2)%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's Total investments, 17.2% do not have long-term ratings by either of these NRSROs.

2 See Statements of Assets and Liabilities.

Portfolio of Investments

September 30, 2005

Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--73.3%
		Alabama--2.4%
$1,855,000		Alabama State Public School & College Authority, Revenue Bonds (Series 2002-A), 5.00%, 2/1/2007	AA/Aa2		$1,904,343
4,135,000	[2]	Cullman, AL Medical Clinic Board, Revenue Bonds (Series 2005-A), 4.35% TOBs (Cullman Regional Medical Center, Inc.), Mandatory Tender 4/7/2006	NR		4,135,000
3,045,000		DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.75%, 6/1/2006	A+/A1		3,051,334
1,025,000		Dothan, AL, GO Warrants (Series 2002), 5.25%, 3/1/2006	NR		1,034,348
1,075,000		Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	NR		1,107,981
1,000,000		Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	BBB/Baa2		1,026,920
		TOTAL			12,259,926
		Alaska--0.8%
4,000,000		Valdez, AK Marine Terminal, (Series 1994B), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 6/1/2006	A-/A3		3,997,080
		Arizona--1.3%
790,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 4.00% (Blood Systems, Inc.), 4/1/2008	A-/NR		800,144
1,000,000		Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 3.55% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2007	BBB/NR		996,800
3,000,000	[2]	Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	BBB/NR		2,986,590
2,000,000	[2]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/NR		2,001,520
		TOTAL			6,785,054
		Arkansas--0.5%
1,725,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2006	BBB/NR		1,726,346
980,000		Little Rock, AR Health Facilities Board, Healthcare Refunding Revenue Bonds (Series 2003), 4.50% (Baptist Medical Center, AR), 9/1/2007	A+/NR		996,699
		TOTAL			2,723,045
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		California--1.4%
$4,000,000		California PCFA, Solid Waste Disposal Revenue Bonds, 2.85% TOBs (Republic Services, Inc.), Mandatory Tender 12/1/2005	BBB+/Baa2		$3,997,040
1,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2002A), 5.50%, 5/1/2007	BBB+/A2		1,036,960
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2007	BBB+/NR		1,025,660
500,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2008	BBB+/NR		517,830
750,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2010	BBB+/NR		787,590
		TOTAL			7,365,080
		Colorado--1.4%
500,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.30%, 9/1/2006	NR		495,820
400,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	A-/A1		398,908
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	A-/A3		1,492,320
300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2007	BBB/NR		305,511
400,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2008	BBB/NR		408,544
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2009	BBB/NR		512,000
2,000,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	A-/A1		1,997,400
880,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	A-/A1		877,597
500,000		Well Augmentation Subdistrict of Central Colorado Water Conservancy District, LT GO Bonds, 3.875%, 3/1/2007	NR		496,290
		TOTAL			6,984,390
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Connecticut--0.2%
$1,000,000		Connecticut Development Authority, PCRBs, 3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC INS), Mandatory Tender 10/1/2008	AAA/Aaa		$995,480
		Delaware--0.2%
560,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2006	BBB+/Baa1		566,541
460,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.00% (Beebe Medical Center), 6/1/2007	BBB+/Baa1		472,135
		TOTAL			1,038,676
		District of Columbia--0.3%
1,365,000		District of Columbia, COPs, 5.00% (AMBAC INS), 1/1/2006	AAA/Aaa		1,371,989
		Florida--10.2%
1,000,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005B), 5.10% (Original Issue Yield: 5.117%), 5/1/2014	NR		993,640
600,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	NR		603,606
225,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	NR		227,007
17,100,000		Florida Educational Loan Marketing Corp., (Series D-2), 2.94% Auction Rate Securities	A/A2		17,100,000
1,445,000	[2]	Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006	NR/A3		1,432,819
860,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	NR		866,459
1,160,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	NR		1,169,141
750,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 4.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2006	A+/A2		756,540
450,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2007	A+/A2		465,120
1,145,000		Lee County, FL IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2006	BBB-/NR		1,162,656
2,325,000		Live Oak, FL Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	NR		2,342,461
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Florida--continued
$2,300,000		Live Oak, FL Community Development District No. 002, Special Assessment Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.028%), 11/1/2009	NR		$2,314,421
19,550,000		Orange County, FL, Health Facilities Authority, (Orlando Regional Healthcare System), (Series A), 2.89% Auction Rate Securities (Radian Asset Assurance INS)	AA/Aaa		19,550,000
470,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	NR		475,175
2,000,000		South Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005B-1), 5.125%, 11/1/2009	NR		2,015,520
550,000		Tern Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005), 5.00%, 5/1/2015	NR		553,223
135,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	NR		136,310
		TOTAL			52,164,098
		Georgia--2.9%
725,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2006	BBB+/NR		738,884
830,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2007	BBB+/NR		856,452
835,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2008	BBB+/NR		869,753
2,990,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/Aa3		2,995,621
7,500,000		East Point, GA, 3.50% TANs, 12/30/2005	NR		7,500,825
1,750,000		Georgia State, UT GO Bonds (Series 1999D), 5.80%, 11/1/2005	AAA/Aaa		1,754,567
		TOTAL			14,716,102
		Indiana--1.0%
1,500,000		Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	A-/Baa1		1,508,370
1,000,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 2.70% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2005	BBB/NR		1,000,000
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Indiana--continued
$845,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		$847,687
2,000,000		Lawrenceburg, IN Pollution Control Revenue Board, PCRBs (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	BBB/Baa2		1,984,400
		TOTAL			5,340,457
		Iowa--0.4%
385,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 3.25% (Ridgecrest Village), 11/15/2005	NR		384,804
130,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.00% (Ridgecrest Village), 11/15/2006	NR		129,610
660,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2007	NR		659,215
685,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008	NR		682,555
		TOTAL			1,856,184
		Kansas--0.7%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A3		3,071,760
350,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2006	A-/NR		355,933
250,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2007	A-/NR		257,943
		TOTAL			3,685,636
		Louisiana--1.8%
500,000		Calcasieu Parish, LA, IDB, Refunding PCRBs, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	A-/A3		506,230
900,000		Louisiana Public Facilities Authority, FHA INS Mortgage Revenue Bonds (Series 2004), 5.00% (Baton Rouge General Medical Center)/(MBIA Insurance Corp. INS), 1/1/2009	AAA/Aaa		939,987
1,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	A/A3		1,001,670
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008	A/A3		4,470,750
355,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 3.00% (Opelousas General Health System), 10/1/2005	BBB+/NR		354,989
535,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 3.50% (Opelousas General Health System), 10/1/2006	BBB+/NR		531,774
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Louisiana--continued
$800,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.00% (Opelousas General Health System), 10/1/2007	BBB+/NR		$796,200
830,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	BBB+/NR		832,075
		TOTAL			9,433,675
		Massachusetts--1.7%
7,095,000		Haverhill, MA, 4.00% BANs, 3/30/2006	NR		7,113,447
520,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2006	BBB/NR		525,231
430,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2007	BBB/NR		437,280
400,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	BBB/Baa1		413,044
		TOTAL			8,489,002
		Michigan--2.4%
2,000,000		Detroit, MI, Convention Facility Special Tax Revenue Refunding Bonds (Series 2003), 5.00% (Cobo Hall Project)/(MBIA Insurance Corp. INS), 9/30/2008	AAA/Aaa		2,103,660
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	BBB/NR		1,422,562
1,130,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2006	A-/A1		1,138,667
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2005	A/A2		1,001,650
1,975,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 3.00% (NSF International), 8/1/2008	A-/NR		1,944,565
1,000,000		Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2007	BBB/NR		998,780
3,500,000		Michigan State Strategic Fund, Solid Waste Refunding LO Revenue Bonds, 3.15% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2006	BBB/NR		3,495,905
		TOTAL			12,105,789
		Minnesota--0.6%
1,400,000		Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2005	A-/A2		1,403,276
1,210,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2003), 4.00% (HealthPartners Obligated Group), 12/1/2005	BBB+/Baa1		1,211,815
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Minnesota--continued
$200,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 4.00% (Gillette Children's Specialty Healthcare), 2/1/2006	NR		$200,464
200,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2007	NR		204,058
200,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2008	NR		206,074
		TOTAL			3,225,687
		Mississippi--0.3%
765,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 3.00% (Southwest Mississippi Regional Medical Center), 4/1/2006	BBB+/NR		760,838
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2004B-2 R-Floats), 3.50% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2006	AA/NR		995,980
		TOTAL			1,756,818
		Missouri--0.8%
1,000,000		Missouri State HEFA, RANs (Series 2005A), 4.25% Central Methodist College), 4/25/2006	SP-1		1,004,340
1,000,000		Missouri State HEFA, RANs (Series 2005B), 4.75% (Evangel University), 4/25/2006	NR		1,004,300
2,260,000	[2]	Missouri State HEFA, RANs (Series 2005E), 4.75% (Rockhurst University), 4/25/2006	SP-2		2,269,718
		TOTAL			4,278,358
		Nebraska--0.6%
1,255,000		Douglas County, NE, Variable Rate Demand IDRB (Series 1986), 4.00% TOBs (Omaha Landmark Lodging LP Project)/(First National Bank of Omaha LOC), Mandatory Tender 12/1/2005	BBB/Baa1		1,254,849
1,935,000		Douglas County, NE, Variable Rate Demand IDRB, 4.00% TOBs (3001 Chicago LP Project)/(First National Bank of Omaha LOC), Mandatory Tender 12/1/2005	BBB/Baa1		1,934,768
		TOTAL			3,189,617
		Nevada--2.3%
2,345,000		Clark County, NV Improvement District, LO Improvement Bonds, 4.00% (Special Improvement District No. 142 (Mountain's Edge)), 8/1/2007	NR		2,345,141
735,000		Clark County, NV Improvement District, Special Assessment Revenue Bonds (Series 2005), 4.20% (Special Improvement District No. 151 (Summerlin-Mesa)), 8/1/2011	NR		734,397
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Nevada--continued
$465,000		Clark County, NV Improvement District, Special Assessment Revenue Bonds, 3.95% (Special Improvement District No. 151 (Summerlin-Mesa)), 8/1/2009	NR		$464,651
1,500,000	[2]	Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2007	BBB/NR		1,488,240
1,515,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (The Falls at Lake Las Vegas), 3/1/2011	NR		1,518,848
1,485,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (The Falls at Lake Las Vegas), 3/1/2009	NR		1,504,290
285,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.60% (Madeira Canyon), 9/1/2007	NR		284,706
100,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.20% (Madeira Canyon), 9/1/2006	NR		99,967
805,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.80% (Madeira Canyon), 9/1/2008	NR		803,261
770,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon), 9/1/2010	NR		767,775
1,695,000		Las Vegas, NV Special Improvement District No. 607, Local Improvement Special Assessment Bonds (Series 2004), 4.00%, 6/1/2007	NR		1,699,390
		TOTAL			11,710,666
		New Jersey--4.6%
4,335,000		Asbury Park, NJ, 3.625% TANs, 10/27/2005	NR		4,336,994
3,600,000		Asbury Park, NJ, 4.50% BANs, 9/7/2006	NR		3,643,560
1,000,000		Bayonne, NJ Redevelopment Agency, Project Notes (Series 2005A), 5.00%, 4/13/2007	NR		1,011,210
4,000,000		Bayonne, NJ, 4.50% BANs, 6/29/2006	NR		4,025,200
3,000,000		Bayonne, NJ, 5.00% TANs, 11/15/2005	NR		3,003,990
1,000,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2007	BBB/Baa2		1,025,870
275,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.00% (Winchester Gardens at Ward Homestead), 11/1/2006	BBB-		272,583
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.25% (Winchester Gardens at Ward Homestead)/ (Original Issue Yield: 3.35%), 11/1/2007	BBB-		693,184
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		New Jersey--continued
$1,742,000		Weehawken Township, NJ, 4.00% BANs, 4/13/2006	NR		$1,744,021
3,550,000		Weehawken Township, NJ, 4.50% BANs, 9/13/2006	NR		3,585,429
		TOTAL			23,342,041
		New Mexico--2.1%
3,000,000		Farmington, NM, PCRBs (Series 2003B), 2.10% TOBs (Public Service Co., NM), Mandatory Tender 4/1/2006	BBB/Baa2		2,974,170
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS) 8/1/2012	AAA/Aaa		2,016,200
500,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	A+/NR		497,955
5,000,000		Sandoval County, NM, Incentive Payment Revenue Bonds (Series 2004), 4.25% (Intel Corp.), 12/1/2006	SP-1+		5,078,900
		TOTAL			10,567,225
		New York--4.7%
2,175,000		Dutchess County, NY IDA, Revenue Bonds, 3.20% (Marist College), 7/1/2007	NR/Baa1		2,174,739
5,030,000		Elmira City, NY, 3.50% BANs, 11/29/2005	NR		5,035,927
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series E), 5.00%, 8/1/2006	A+/A1		1,018,420
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series G), 5.00%, 8/1/2007	A+/A1		1,036,830
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2010	A+/A1		1,068,450
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2011	A+/A1		1,073,710
4,145,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series 2003C-1), 5.00% (New York State), 2/15/2006	AA-/A1		4,176,543
900,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 3.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2006	A+/Aa3		900,279
570,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2006	NR/A3		576,521
1,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	BB/Ba1		1,017,920
869,922		Schenectady, NY, Bond Anticipation Renewal Notes (Series 2005), 5.25% BANs, 5/26/2006	NR		868,243
5,000,000		Spencer-Van Etten, NY Central School District, 4.25% BANs, 6/15/2006	NR		5,045,350
		TOTAL			23,992,932
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		North Carolina--0.2%
$1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 3.80% (Cypress Glen), 10/1/2007	NR		$993,530
		Ohio--3.5%
2,300,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008	AA-/NR		2,300,736
5,425,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/ (Sky Bank LOC), Mandatory Tender 4/1/2008	NR/A3		5,414,096
1,000,000		Nelsonville, OH, 2.87% BANs, 3/2/2006	NR		998,670
1,400,000		Ohio State Air Quality Development Authority, PCRB, 3.50% TOBs (Pennsylvania Power Co.), Optional Tender 1/1/2006	BB+/Baa2		1,399,174
4,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2005	BB+/Baa2		4,001,480
3,750,000		Ohio Water Development Authority, Refunding PCRBs (Series 1999-A), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2006	BBB/Baa1		3,745,875
		TOTAL			17,860,031
		Oklahoma--0.3%
605,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2006	BBB+/NR		612,853
870,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2007	BBB+/NR		894,351
		TOTAL			1,507,204
		Oregon--3.1%
1,000,000	[2]	Gilliam County, OR Solid Waste Disposal, Solid Waste Disposal Revenue Bonds, 3.625% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2006	BBB/NR		1,000,720
15,050,000		Medford, OR Hospital Facilities Authority, (Rogue Valley Manor), SAVRs (Series 2002), 2.80% (Radian Asset Assurance INS)	AA/Aa3		15,050,000
		TOTAL			16,050,720
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--3.9%
$300,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2006	A-/NR		$301,263
330,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.50% (Dunwoody Village, Inc.), 4/1/2007	A-/NR		335,517
1,500,000		Erie, PA Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2007	AA-/A1		1,474,995
780,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 2.55% (Mercyhurst College), 3/15/2006	BBB/NR		776,513
800,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 2.875% (Mercyhurst College), 3/15/2007	BBB/NR		791,848
185,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 2.55% (Mercyhurst College), 3/15/2006	BBB/NR		184,173
200,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 2.875% (Mercyhurst College), 3/15/2007	BBB/NR		197,962
1,750,000		Pennsylvania State Higher Education Facilities Authority, (Series I-2), 3.00% TOBs (Mercyhurst College)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2006	A/A1		1,741,338
2,000,000		Pennsylvania State Higher Education Facilities Authority, Pennsylvania Financing Program Revenue Bonds (Series M), 4.00% TOBs (Cedar Crest College)/(Citizens Bank of Pennsylvania LOC), Mandatory Tender 5/1/2006	AA-/Aa2		2,008,140
2,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004M-2), 3.50% TOBs (Valley Forge Military Academy Foundation)/(Fulton Bank LOC), Mandatory Tender 11/1/2008	NR/A1		2,481,025
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2005A), 4.00% (University of Pennsylvania Health System), 8/15/2006	A/A3		1,006,990
6,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), 1.70% TOBs (Washington & Jefferson College)/(National City Bank, Pennsylvania LOC), Mandatory Tender 11/1/2005	A+/Aa3		6,241,437
1,750,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.00% TOBs (York College of Pennsylvania)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2005	A+/Aa3		1,751,540
755,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.75% (Monongahela Valley Hospital), 6/1/2006	NR/A3		762,029
		TOTAL			20,054,770
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		South Carolina--1.3%
$4,750,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2		$4,794,935
1,100,000		South Carolina State Public Service Authority, Revenue Bonds (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2		1,126,598
820,000		South Carolina, EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.50% (Palmetto Health Alliance), 8/1/2006	BBB+/Baa1		825,871
		TOTAL			6,747,404
		Tennessee--1.0%
2,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	BBB/Baa2		2,006,780
1,000,000		Shelby County, TN Health Education & Housing Facilities Board, Revenue Bonds (Series 2004A R-Floats), 5.00% (Baptist Memorial Healthcare), 9/1/2007	AA/NR		1,028,480
2,000,000		Shelby County, TN Health Education & Housing Facilities Board, Revenue Bonds (Series 2004A R-Floats), 5.00% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2008	AA/NR		2,088,280
		TOTAL			5,123,540
		Texas--6.0%
1,445,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB-/Baa2		1,459,118
1,015,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional Health System), 9/1/2008	NR		1,017,273
1,020,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	NR		1,037,819
1,000,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,000,050
1,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	A-/A3		1,007,550
1,000,000		Harris County, TX HFDC, Hospital Revenue Bonds (Series 2004A), 5.00% (Memorial Hermann Healthcare System), 12/1/2008	A/A2		1,043,760
1,000,000		Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3)/(U.S. Treasury PRF 11/1/2006 @100), Mandatory Tender 11/1/2006	AA		1,012,820
3,000,000		Matagorda County, TX Navigation District No. 1, Refunding PCR Bonds (Series 2001A), 4.55% TOBs (AEP Texas Central Co.), Mandatory Tender 11/1/2006	BBB/Baa2		3,048,930
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,000,000		Tarrant County, TX Housing Finance Corp., MFH Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 4/1/2007	NR		$951,950
17,000,000		Texas State, (Series 2005), 4.50% TRANs, 8/31/2006	MIG1/SP-1+		17,229,330
1,500,000		Trinity River Authority, TX, PCR Refunding Bonds (Series 2001 A), 5.00% TOBs (TXU Energy), Mandatory Tender 11/1/2006	BBB-/Baa2		1,527,990
600,000		Tyler, TX HFDC, Hospital Revenue Bonds, 4.50% (Mother Frances Hospital), 7/1/2006	NR/Baa1		605,436
		TOTAL			30,942,026
		Utah--0.6%
3,300,000		Box Elder County, UT, PCRB (Series 1984), 3.30% TOBs (Nucor Corp.), Optional Tender 10/1/2006	A+/A1		3,300,000
		Virginia--1.0%
2,000,000		Charles County, VA IDA, Solid Waste Disposal Refunding Revenue Bonds, 4.875% (Waste Management, Inc.), 2/1/2009	BBB/NR		2,054,860
1,000,000		Chesterfield County, VA IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3		1,007,800
1,000,000		Halifax, VA IDA, Hospital Refunding Revenue Bonds, 4.00% (Halifax Regional Hospital, Inc.), 9/1/2007	A/NR		1,011,130
1,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	BBB+/Baa1		995,190
		TOTAL			5,068,980
		Washington--5.6%
28,800,000		Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), SAVRs (Series 2000), (Radian Asset Assurance INS)	AA		28,800,000
		Wisconsin--0.5%
2,000,000		Pleasant Prairie, WI Water & Sewer System, BANs, 4.00% (U.S. Treasury PRF 10/1/2006 @100), 10/1/2007	A3		2,021,300
615,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 5.00% (Wheaton Franciscan Services), 8/15/2007	A/A2		633,702
		TOTAL			2,655,002
		Wyoming--0.7%
3,350,000		Albany County, WY, PCRB (Series 1985), 3.25% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2005	BBB/Baa3		3,346,047
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $376,404,039)			375,824,261
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--26.9%
		Alabama--3.5%
$1,600,000		Columbia, AL IDB, PCR (Series 1999C) Daily VRDNs (Alabama Power Co.)	A-1/VMIG1		$1,600,000
1,720,000		Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Hickory Hills Leasing LLC)/(Wachovia Bank N.A. LOC)	NR		1,720,000
3,500,000		Gulf Shores, AL Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B) Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	NR		3,500,000
8,000,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D) Weekly VRDNs (Carlton Cove, Inc.)/ (BNP Paribas SA LOC)	A-1+/NR		8,000,000
1,000,000		Shelby County, AL EDA Weekly VRDNs (M.D. Henry Co., Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC)	NR		1,000,000
2,250,000		Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC)	NR		2,250,000
		TOTAL			18,070,000
		Alaska--0.1%
500,000		Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	A-1+/VMIG1		500,000
		California--0.8%
100,000		Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs (Dexia Credit Local LIQ)	A-1+/VMIG1		100,000
3,825,000		Stockton, CA, (Series 2003) Weekly VRDNs (United Christian Schools, Inc.)/(Pacific Capital Bank, N.A. LOC)	NR/VMIG2		3,825,000
		TOTAL			3,925,000
		Florida--0.9%
4,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD)	A-2/P-2		4,500,000
		Georgia--1.3%
1,130,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	NR/VMIG1		1,130,000
5,715,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs)	A-1+/P-1		5,715,000
		TOTAL			6,845,000
		Illinois--0.8%
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse, Zurich LOC)	A-1/NR		4,000,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Indiana--2.9%
$6,700,000		Indiana Health Facility Financing Authority, (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/(J.P. Morgan Chase Bank, N.A. LIQ)	A-1+/VMIG1		$6,700,000
8,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.)	A-2/VMIG2		8,000,000
		TOTAL			14,700,000
		Maryland--1.6%
3,015,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(LaSalle Bank, N.A. LOC)	A-1/NR		3,015,000
5,100,000		Washington County, MD EDRB, (Series 1986A) Weekly VRDNs (Radioshack Corp.)	NR		5,100,000
		TOTAL			8,115,000
		Massachusetts--1.6%
7,300,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ)	A-1+/VMIG1		7,300,000
1,000,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 Daily VRDNs (State Street Bank and Trust Co. LIQ)	A-1+/NR		1,000,000
		TOTAL			8,300,000
		Michigan--1.0%
1,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 1998-11) Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	NR/VMIG1		1,000,000
3,900,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC)	A-1/NR		3,900,000
		TOTAL			4,900,000
		Minnesota--0.6%
3,250,000		Sherburn, MN PCRB, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.)	A-2/VMIG2		3,250,000
		Missouri--0.2%
1,230,000		Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC)	NR		1,230,000
		Multi State--0.2%
954,000	[2]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	NR/VMIG1		954,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		New York--1.5%
$3,400,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Bank of New York LOCs)	A-1+/VMIG1		$3,400,000
4,030,000		New York State Urban Development Corp., (Series 2004A-3-C) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(CDC IXIS Financial Guaranty N.A. INS)/ (Dexia Credit Local LIQ)	A-1+/NR		4,030,000
		TOTAL			7,430,000
		North Carolina--0.4%
2,100,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)	A-1+/NR		2,100,000
		Ohio--2.5%
1,360,000		Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Sky Bank LOC)	NR		1,360,000
3,500,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(National City Bank, Ohio LOC)	NR		3,500,000
6,385,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC)	NR/VMIG1		6,385,000
1,705,000		Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/(National City Bank, Ohio LOC)	NR		1,705,000
		TOTAL			12,950,000
		Oklahoma--0.2%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.)	A-2/VMIG1		1,000,000
		South Carolina--0.6%
3,300,000		South Carolina, EDA, EDRB Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC)	NR		3,300,000
		Tennessee--3.1%
2,490,000		Sevier County, TN Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1		2,490,000
3,080,000		Sevier County, TN Public Building Authority, (Series IV-E-1) Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1		3,080,000
2,375,000		Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1		2,375,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Tennessee--continued
$3,910,000		Sevier County, TN Public Building Authority, (Series IV-E-3) Daily VRDNs (Union City, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1		$3,910,000
4,230,000		Sevier County, TN Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	NR/VMIG1		4,230,000
		TOTAL			16,085,000
		Wisconsin--3.1%
16,000,000		Sheboygan, WI, PCRB (Series 1991 A) Daily VRDNs (Wisconsin Power & Light Co.)	A-2/VMIG1		16,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $138,154,000)			138,154,000
		TOTAL MUNICIPAL INVESTMENTS--100.2% (IDENTIFIED COST $514,558,039) [3]			513,978,261
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%			(837,496)
		TOTAL NET ASSETS--100%			$513,140,765

Securities that are subject to the federal alternative minimum tax (AMT) represent 17.9% of the portfolio as calculated based upon total portfolio market value. (percentage is unaudited)

1 Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2005, these securities amounted to $17,268,607 which represents 3.4% of total net assets.

3 The cost of investments for federal tax purposes amounts to $514,596,840.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
MFH	--Multifamily Housing
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
SA	--Support Agreement
SAVR(s)	--Select Auction Variable Rates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2005

Assets:
Total investments in securities, at value (identified cost $514,558,039)		$513,978,261
Cash		40,099
Income receivable		4,266,223
Receivable for investments sold		415,000
Receivable for shares sold		330,710
TOTAL ASSETS		519,030,293
Liabilities:
Payable for investments purchased	$2,420,789
Payable for shares redeemed	2,813,660
Income distribution payable	484,075
Payable for distribution services fee (Note 5)	39,586
Payable for shareholder services fee (Note 5)	49,127
Accrued expenses	82,291
TOTAL LIABILITIES		5,889,528
Net assets for 51,066,004 shares outstanding		513,140,765
Net Assets Consist of:
Paid-in capital		515,892,174
Net unrealized depreciation of investments		(579,778)
Accumulated net realized loss on investments		(2,171,752)
Undistributed net investment income		121
TOTAL NET ASSETS		$513,140,765
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$282,471,663 ÷ 28,111,820 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share		$10.05
Redemption proceeds per share		$10.05
Class A Shares:
$230,669,102 ÷ 22,954,184 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share (100/98.00 of $10.05) [1]		$10.26
Redemption proceeds per share		$10.05

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2005

Investment Income:
Interest			$17,624,009
Expenses:
Investment adviser fee (Note 5)		$3,964,362
Administrative personnel and services fee (Note 5)		529,893
Custodian fees		26,741
Transfer and dividend disbursing agent fees and expenses		79,286
Directors'/Trustees' fees		8,334
Auditing fees		23,308
Legal fees		4,190
Portfolio accounting fees		144,904
Distribution services fee--Class A Shares (Note 5)		727,129
Shareholder services fee--Class A Shares (Note 5)		725,280
Share registration costs		49,441
Printing and postage		23,466
Insurance premiums		15,766
Taxes		62,862
Miscellaneous		9,974
TOTAL EXPENSES		6,394,936
Waivers (Note 5):
Waiver of investment adviser fee	$(2,571,188)
Waiver of administrative personnel and services fee	(26,419)
Waiver of distribution services fee--Class A Shares	(144,220)
TOTAL WAIVERS		(2,741,827)
Net expenses			3,653,109
Net investment income			13,970,900
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(795,003)
Net change in unrealized appreciation of investments			(2,255,982)
Net realized and unrealized loss on investments			(3,050,985)
Change in net assets resulting from operations			$10,919,915

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,970,900	$13,825,478
Net realized loss on investments	(795,003)	(863,254)
Net change in unrealized appreciation/depreciation of investments	(2,255,982)	(2,956,142)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,919,915	10,006,082
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,532,279)	(8,234,405)
Class A Shares	(5,438,121)	(5,589,990)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,970,400)	(13,824,395)
Share Transactions:
Proceeds from sale of shares	366,179,233	848,277,048
Net asset value of shares issued to shareholders in payment of distributions declared	7,214,981	7,030,460
Cost of shares redeemed	(667,082,678)	(1,035,235,164)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(293,688,464)	(179,927,656)
Change in net assets	(296,738,949)	(183,745,969)
Net Assets:
Beginning of period	809,879,714	993,625,683
End of period (including undistributed net investment income of $121 and $494, respectively)	$513,140,765	$809,879,714

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2005

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Cullman, AL Medical Clinic Board, Revenue Bonds (Series 2005-A), 4.35% TOBs (Cullman Regional Medical Center, Inc.), Mandatory Tender 4/7/2006	4/11/2005-4/20/2005	$4,135,675
Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2007	9/23/2004	$1,500,000
Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006	2/27/2004	$1,445,000
Gilliam County, OR Solid Waste Disposal, Solid Waste Disposal Revenue Bonds, 3.625% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2006	4/28/2005	$1,000,000
Missouri State HEFA, RANs (Series 2005E), 4.75% (Rockhurst University), 4/25/2006	4/28/2005	$2,280,905
Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	2/26/2003	$2,000,000
Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2005		2004
Institutional Shares:	Shares [1]	Amount	Shares [1]	Amount
Shares sold	16,936,816	$170,643,029	43,220,354	$437,163,498
Shares issued to shareholders in payment of distributions declared	281,545	2,832,025	285,725	2,889,451
Shares redeemed	(35,514,962)	(357,652,587)	(45,973,993)	(464,983,703)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(18,296,601)	$(184,177,533)	(2,467,914)	$(24,930,754)

Year Ended September 30	2005		2004
Class A Shares:	Shares [1]	Amount	Shares [1]	Amount
Shares sold	19,428,413	$195,536,204	40,643,701	$411,113,550
Shares issued to shareholders in payment of distributions declared	435,793	4,382,956	409,491	4,141,009
Shares redeemed	(30,740,110)	(309,430,091)	(56,411,014)	(570,251,461)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(10,875,904)	$(109,510,931)	(15,357,822)	$(154,996,902)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(29,172,505)	$(293,688,464)	(17,825,736)	$(179,927,656)

1 Shares purchased/redeemed prior to September 26, 2005 have been adjusted to reflect a 1-for-5 share split.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended September 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss
$(873)	$873

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2005 and 2004, was as follows:

	2005	2004
Tax-exempt income	$13,970,400	$13,824,395

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$484,196
Net unrealized depreciation	$618,579
Capital loss carryforward	$1,298,486

At September 30, 2005, the cost of investments for federal tax purposes was $514,596,840. The net unrealized depreciation of investments for federal tax purposes was $618,579. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $337,104 and net unrealized depreciation from investments for those securities having an excess of cost over value of $955,683.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities and the deferral of losses on wash sales.

At September 30, 2005, the Fund had a capital loss carryforward of $1,298,486 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$353,600
2012	$ 59,924
2013	$884,421

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2005, for federal income tax purposes, post October losses of $834,465 were deferred to October 1, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2005, the Adviser voluntarily waived $2,571,188 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2005, FSC voluntarily waived $144,220 of its fee. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended September 30, 2005, FSC retained $302,046 of fees paid by the Fund.

Sales Charges

For the year ended September 30, 2005, FSC, retained $38 in sales charges from the sale of Class A Shares. FSC also retained $4,627 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended September 30, 2005, FSSC retained $2,640 of fees paid by the Fund. For the year ended September 30, 2005, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended September 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $383,141,727 and $692,576,880, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2005, were as follows:

Purchases	$224,682,460
Sales	$409,119,699

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At September 30, 2005, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal alternative minimum tax.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Directors, upon the recommendation of the Audit Committee, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T), declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended September 30, 2003 and September 30, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 2003 and September 30, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ended September 30, 2005. During the Fund's fiscal years ended September 30, 2003 and September 30, 2004, and the interim period commencing October 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND SHAREHOLDERS OF FEDERATED MUNICIPAL ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities of Federated Municipal Ultrashort Fund (the "Fund"), one of the portfolios constituting Federated Fixed Income Securities, Inc., including the portfolio of investments, as of September 30, 2005, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 2004 and the financial highlights for each of the four years in the period then ended were audited by another independent registered public accounting firm whose report, dated November 19, 2004, expressed an unqualified opinion on those statements and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Ultrashort Fund, a portfolio of Federated Fixed Income Securities, Inc., at September 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
November 11, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1991	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1991	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. He is Vice President of the Corporation. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the Totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P858

29363 (11/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.           Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.           Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $57,965

                           Fiscal year ended 2004 - $59,520

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $3,356

                  Transfer Agent Service Auditors Report

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,509 and
         $86,706 respectively. Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures. Fiscal year ended 2004 - Attestations services relating to the review of fund share transactions and Transfer Agent Service
         Auditors report.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $65,000
         respectively.

         Analysis regarding the realignment of advisory companies.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $22,187 and
         $125,143 respectively. Fiscal year ended 2005 - Discussions with auditor related to market timing and late trading activities and executive compensation analysis. Fiscal year ended 2004 - Consultation regarding information requests by regulatory agencies and executive compensation analysis.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

                  The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

                  Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

                  The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

         The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

         In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

         The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

         With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)                        The aggregate amount of all such services provided
                           constitutes no more than five percent of the total
                           amount of revenues paid by the registrant, the
                           registrant's adviser (not including any sub-adviser
                           whose role is primarily portfolio management and is
                           subcontracted with or overseen by another investment
                           adviser), and any entity controlling, controlled by,
                           or under common control with the investment adviser
                           that provides ongoing services to the registrant to
                           its accountant during the fiscal year in which the
                           services are provided;
(2)                        Such services were not recognized by the registrant,
                           the registrant's adviser (not including any
                           sub-adviser whose role is primarily portfolio
                           management and is subcontracted with or overseen by
                           another investment adviser), and any entity
                           controlling, controlled by, or under common control
                           with the investment adviser that provides ongoing
                           services to the registrant at the time of the
                           engagement to be non-audit services; and
(3)                        Such services are promptly brought to the attention
                           of the Audit Committee of the issuer and approved
                           prior to the completion of the audit by the Audit
                           Committee or by one or more members of the Audit
                           Committee who are members of the board of directors
                           to whom authority to grant such approvals has been
                           delegated by the Audit Committee.

         The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

         The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

         Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

         Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(c)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(d)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)      NA

(g)      Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2005 - $96,782

                  Fiscal year ended 2004 - $344,846

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Fixed Income Securities, Inc.

By                /S/ Richard J. Thomas
                  Richard J. Thomas
                  Principal Financial Officer

Date              November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/ J. Christopher Donahue
                  J. Christopher Donahue
                  Principal Executive Officer

Date              November 22, 2005

By                /S/ Richard J. Thomas
                  Richard J. Thomas
                  Principal Financial Officer

Date              November 22, 2005